                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110

                     OFI Tremont Core Strategies Hedge Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OFI TREMONT CORE STRATEGIES HEDGE FUND
STATEMENT OF INVESTMENTS JUNE 30, 2009

                                                                              FAIR      % OF NET                   ACQUISITION
                                                                COST         VALUE       ASSETS    LIQUIDITY(1)      DATE(2)
                                                            -----------   -----------   --------   ------------   -------------
INVESTMENTS IN INVESTMENT FUNDS
EMERGING MARKETS
Black River Emerging Markets Credit Opportunity Fund Ltd.   $   611,825   $   279,718      0.5%     Illiquid(3)           03/08

EQUITY MARKET NEUTRAL
GSA Capital International Fund                                  161,484       161,728      0.3      Illiquid(3)           04/08

EVENT DRIVEN
Ahab Redemption Fund Ltd.                                     3,118,318     2,743,835      5.3      Illiquid(3)           01/08
Avenue Asia International Ltd                                 2,811,654     2,327,346      4.5      Illiquid(3)           01/06
Davidson Kemper International Ltd                                45,185        46,739      0.1      Illiquid(3)           07/08
Halcyon Structured Opportunities Offshore Fund Ltd.           2,871,643     1,200,959      2.3      Illiquid(3)     01/08-04/08
Jana Offshore Partners Fund Ltd.                                211,498       226,977      0.4      Illiquid(3)           02/08
Oceanwood Global SRV Ltd                                         87,435        95,870      0.2      Illiquid(3)           04/09
Perry Partners L.P.                                             636,800       320,100      0.6      Illiquid(3)     02/05-03/08
SOLA I                                                          820,044       839,176      1.6      Illiquid(3)           04/09
Third Point Partners, L.P.                                       14,492        26,237      0.1      Illiquid(3)     10/04-04/05
                                                            -----------   -----------    -----
TOTAL EVENT DRIVEN                                           10,617,069     7,827,239     15.1

GLOBAL MACRO
DBGM Offshore Ltd.                                              781,325       895,520      1.7      Illiquid(3)           03/09
Drawbridge Global Macro Fund Ltd.                               306,840       232,393      0.4      Illiquid(3)     01/08-05/08
                                                            -----------   -----------    -----
TOTAL GLOBAL MACRO                                            1,088,165     1,127,913      2.1

LONG/SHORT EQUITY
Endeavour SPV LLC                                                28,498        13,615      0.1*     Illiquid(3)           01/06
Hayground Cove Acquisition Strategies Fund Ltd                1,364,653       409,067      0.8      Illiquid(3)           04/08
Temujin International Fund Ltd                                  949,125       902,642      1.7      Quarterly(4)          05/08
                                                            -----------   -----------    -----
TOTAL LONG/SHORT EQUITY                                       2,342,276     1,325,324      2.6

MULTI STRATEGY
Canyon Value Realization Fund Ltd                               434,049       501,721      1.0      Illiquid(3)           01/08
D.E. Shaw Composite International Fund                          995,942       953,491      1.8      Illiquid(3)   01/06 - 03/08
Stark Investments L.P.                                          762,527       776,397      1.5      Illiquid(3)           03/08
Shepherd Select Asset Ltd.                                    1,532,843     1,586,579      3.1      Illiquid(3)           04/09
                                                            -----------   -----------    -----
TOTAL MULTI STRATEGY                                          3,725,361     3,818,188      7.4
                                                            -----------   -----------    -----
TOTAL INVESTMENTS IN INVESTMENT FUNDS                       $18,546,180    14,540,110     28.0
                                                            -----------   -----------    -----
OTHER ASSETS IN EXCESS OF LIABILITIES                                      37,336,477     72.0
                                                                          -----------    -----
NET ASSETS                                                                $51,876,587    100.0%
                                                                          ===========    =====

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*    Due to rounding

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.

(1.) AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.THE FUND
     HAS PLACED FULL REDEMPTION NOTICES FOR ALL INVESTMENTS IN INVESTMENT FUNDS.

(2.) RANGES REPRESENT INITIAL AND MOST RECENT MONTHS OF INVESTMENT PURCHASES.

(3.) THE FUND HAS PLACED A FULL REDEMPTION REQUEST WITH RESPECT TO ITS
     INVESTMENT IN THIS INVESTMENT FUND AND THE INVESTMENT REPRESENTS THE AMOUNT GATED, SUSPENDED OR PLACED IN A SPECIAL PURPOSE VEHICLE.THE FUND WILL RECEIVE ITS ILLIQUID REDEMPTION PROCEEDS FOLLOWING THE SALE OF CERTAIN SECURITIES HELD BY THE INVESTMENT FUND AND AT THE DISCRETION OF THE INVESTMENT FUND.THE VALUE OF THE FUND'S INVESTMENT WILL FLUCTUATE, BASED ON MARKET CONDITIONS, UNTIL THE INVESTMENT FUND COMPLETES THE SALE OF THESE SECURITIES AND DISTRIBUTES PAYMENTS TO THE FUND WHICH MAY, IN CERTAIN CIRCUMSTANCES, EXCEED 2 YEARS.

(4.) A PORTION OF THE INVESTMENT IS ILLIQUID AND IS NOT REDEEMABLE AT THE NEXT
     REDEMPTION FREQUENCY PERIOD.

     Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Adviser's own judgments about assumptions that market participants would use in pricing the asset).

     The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                                   LEVEL 1 -         LEVEL 2 -            LEVEL 3 -
                                                   UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                                                 QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                                 -------------   -----------------   -------------------
ASSET TABLE
INVESTMENTS IN INVESTMENT FUNDS AT FAIR VALUE:
Emerging Markets                                      $--               $--              $   279,718
Equity Market Neutral                                  --                --                  161,728
Event Driven                                           --                --                7,827,239
Global Macro                                           --                --                1,127,913
Long/Short Equity                                      --                --                1,325,324
Multi Strategy                                         --                --                3,818,188
                                                      ---               ---              -----------
                                                      $--               $--              $14,540,110
                                                      ===               ===              ===========

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value as of March 31, 2009                                             $ 22,801,541
Net purchases and proceeds from sales of investment funds                    (10,232,436)
Transfers in/out of Level 3                                                           --
Total realized gains/losses included on the Statement of Operations             (921,848)
Net change in unrealized (depreciation) on the Statement of Operations(1)      2,892,853
                                                                            ------------
Fair value as of June 30, 2009                                              $ 14,540,110
                                                                            ============

(1.) The fiscal year change in unrealized depreciation for Investments in
     Investment Funds held at June 30, 2009 was $8,685.
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NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

Net unrealized appreciation (depreciation) of investments in Investment Funds is recorded based on the Fund's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each Investment Fund. It includes the Fund's share of interest and dividend income and realized and unrealized gains and losses on securities held by each Investment Fund, net of operating expenses and fees. The Partnership recognizes realized gains and losses on the sale of investments in investment funds on an average cost basis.

Effective for fiscal periods beginning after November 15, 2007, the Financial Account Standards Board (the "FASB") issued a Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is classified by a level at measurement date based on the significance and source of the inputs to its valuation. The three levels of the fair value hierarchy under FAS 157 are described within the Statement of Investments. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as generally determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. The Fund reviews the valuation methods, financial statements, and other information provided by the Investment Funds and considers other factors such as any rights or obligations of the Fund that arise from its investments in Investment Funds to determine whether valuation of its investment in each Investment Fund based on its pro-rata interest in the net assets is appropriate. These investments are typically initially valued based on the Fund's pro-rata interest in the net assets of each Investment Fund, although adjustments may be made at the discretion of the Board or pursuant to procedures adopted by the Board. These investments are typically classified within Level 3. At June 30, 2009, all investments in Investment Funds have been valued based on the estimated Net Asset Value provided by the Investment Fund Managers. Restrictions on redemptions have been imposed by most of the underlying Investment Funds and the market for these funds is currently considered inactive. If the Fund were to sell its interest in an Investment Fund to a third party in a private transaction the Fund may realize less than the recorded fair value and the difference could be substantial.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material.

Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available. Fair valued securities may be classified as "Level 3" if the Board or Advisor's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all demand deposits and fixed income securities with original maturities of three months or less as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. These securities are typically designated as "Level 2."

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2009, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2008, the Fund had approximately no capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2008.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund


By: /s/ John V. Murphy
    ---------------------------------
    John  V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009